Line Of Credit	6 Months Ended
Jun. 30, 2014
Line Of Credit [Abstract]
Line Of Credit

3. Line of Credit

On December 27, 2013, we entered into a revolving secured Loan Facility with BFI, pursuant to which we, through our Subsidiaries, may borrow a maximum aggregate amount of up to $2.0 million, subject to satisfaction of certain conditions.

Under this Loan Facility, we may periodically request advances equal to the lesser of: (a) $2.0 million, or (b) the Borrowing Base which is the sum of and in the following priority (i) 85% of eligible U.S. accounts receivable, plus (ii) 35% of finished goods inventory not to exceed $300,000, plus (iii) 50% of eligible Canadian accounts receivable not to exceed $300,000, subject to any reserve amount established by BFI. As of June 30, 2014, our eligible borrowing base was approximately $1.3 million. Advances under the Loan Facility bear interest at the prime rate plus 2%, where prime may not be less 4%, and a monthly loan fee of 0.15% will be payable to BFI monthly on the daily loan balance. The Loan Facility has an initial term of one year which automatically extends for successive one year terms unless either party gives at least 30 days' prior written notice of its intent to terminate the Loan Facility at the end of the then current term, with an annual fee of $15,000. BFI has the right to terminate the Loan Facility upon 120 days’ prior written notice. All present and future obligations of the Subsidiaries arising under the Loan Facility are guaranteed by the Company and are secured by a first priority security interest in all of the assets of the Company and the Subsidiaries. The Loan Facility contains customary representations and warranties as well as affirmative and negative covenants. As of June 30, 2014, we were in compliance with all debt covenants and had not borrowed on this Loan Facility.

Subsequent to June 30, 2014, we made an initial draw on this Loan Facility in the amount of $744,000 on July 1, 2014. The balance of the Loan Facility fluctuates daily due to pay downs based on cash receipts generated from sales and increases from additional draws. As of August 6, 2014, the balance on the Loan Facility was $284,000.